FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - Fair value - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 27,496,594	R$ 21,477,559
Liabilities	4,846,795	7,894,528
Level 1
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets		637,616
Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	12,839,491	8,562,853
Liabilities	4,846,795	7,894,528
Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	14,657,103	12,277,090
At fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,846,795	7,894,528
At fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,846,795	7,894,528
At fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,846,795	7,894,528
At fair value through profit or loss | Level 2 | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,846,795	7,894,528
At fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	12,839,491	9,200,469
At fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	4,873,749	1,442,140
At fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	7,965,742	7,758,329
At fair value through profit or loss | Level 1
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets		637,616
At fair value through profit or loss | Level 1 | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets		637,616
At fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	12,839,491	8,562,853
At fair value through profit or loss | Level 2 | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	4,873,749	1,442,140
At fair value through profit or loss | Level 2 | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	7,965,742	7,120,713
At fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	24,917	28,358
At fair value through other comprehensive income | Other investments - CelluForce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	24,917	28,358
At fair value through other comprehensive income | Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	24,917	28,358
At fair value through other comprehensive income | Level 3 | Other investments - CelluForce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	24,917	28,358
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	14,632,186	12,248,732
Amortized cost | Biological assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	14,632,186	12,248,732
Amortized cost | Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	14,632,186	12,248,732
Amortized cost | Level 3 | Biological assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 14,632,186	R$ 12,248,732